UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	April 30, 2023

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Applied Finance Dividend Fund; Applied Finance Explorer Fund; Applied Finance Select Fund (collectively, “the Applied Finance Funds”)

ANNUAL REPORT

For the year ended April 30, 2023

APPLIED FINANCE FUNDS

Applied Finance Dividend Fund*

Applied Finance Explorer Fund

Applied Finance Select Fund

* Formerly Applied Finance Core Fund

ANNUAL REPORT

Applied Finance Dividend Fund

Management’s Discussion & Analysis (Unaudited)

For the fiscal year ended April 30, 2023, the Applied Finance Dividend Fund’s (the “Fund”) Investor Class shares (AFALX) returned -0.03% and Institutional Class shares (AFAZX) returned 0.15%. In the same period, the Morningstar® U.S. Large-Mid Value Index1 returned 3.74%.

The Applied Finance Dividend Fund emphasizes the following core concepts:

1.Buying companies trading below our estimate of their intrinsic value,

2.Avoiding wealth destroying management teams,

3Investing across a broad range of economic sectors, and

4.Investing in companies that have a history of paying dividends

For the fiscal year, the Fund’s underperformance relative to the Morningstar® U.S. Large-Mid Value Index was entirely driven by sector allocation. Negative impact from sector allocation was notable in the following:

1.Overweight in Consumer Discretionary and InfoTech

2.Underweight in Energy and Communication Services

Stock selection was neutral during the fiscal year as strong contribution from Healthcare, REITs, and Industrials was offset by detraction from Consumer Discretionary, Consumer Staples, and Communication Services. The following positions had particularly big impact on the overall fund:

Good Performers

1.Eli Lily (LLY)

2.Merck (MRK)

3.Novartis AG ADR (NVS)

4.Paccar (PCAR)

5.Omega Healthcare Investors (OHI)

1The Morningstar U.S. Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets.

ANNUAL REPORT

Applied Finance Dividend Fund

Management’s Discussion of Fund Performance - continued

Poor Performers

1.Kohl’s (KSS)

2.Target (TGT)

3.Hasbro (HAS)

4.Verizon Communications (VZ)

5.Walgreens Boots Alliance (WBA)

The Fund in the fiscal year made two changes: 1) Adding Paccar (PCAR) to the fund in July 2022 and 2) Replacing Kohl’s (KSS) with Home Depot (HD) in October 2022.

During the Fund’s recently completed fiscal year, investors’ full attention was focused on inflation, interest risk, and the odds of a U.S. recession. During this time period, we have witnessed U.S. inflation peak in June 2022, aggressive U.S. Federal interest hikes that brought the Federal Fund rates all the way to 4.75- 5.0%, and a slower but growing U.S. economy buttressed by a historically low unemployment rate. Internationally, the war between Russia and Ukraine is unfortunately still ongoing, and China underwent an abrupt about-face on its Covid policies by suddenly letting go of most restrictions at the end of calendar year 2022. Supply chain constraints have been largely resolved and the U.S. manufacturing sector was likely in recession since November 2022. The much bigger service sector however is still chugging along, posting strong job gains and growth in consumer spending.

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that are capable of thriving amid disruptions through sustainable competitive advantages, a strong balance sheet, and attractive valuations relative to their sector peers. These core principles have served us well in the pandemic driven market dislocation and the post pandemic recovery. Most of the Fund's portfolio holdings have navigated unchartered waters better than their industry peers, have ample liquidity to survive a depressing revenue environment, and have enhanced their business models to achieve sustainable, higher profitability. This conviction in valuation aided by a deep understanding of companies’ businesses allow us to own the better companies in our universe, which we believe should help the Fund’s performance in the future.

We thank you for placing your investments and confidence in the Fund.

Investing involves risk, principal loss is possible.

ANNUAL REPORT

Applied Finance Dividend Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE DIVIDEND FUND INVESTOR CLASS SHARES VS. MORNINGSTAR US LARGE-MID VALUE INDEX (UNAUDITED)

$30
$25
$20
$15
$10
Thousands
$27,365
$24,463
04/30/13
04/30/14
04/30/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23

Past performance is not predictive of future performance.

	Total Return One Year Ended 4/30/2023	Average Annual Return
		Five Years Ended 4/30/2023	Ten Years Ended 4/30/2023
Applied Finance Dividend Fund - Investor	-0.03%	7.69%	10.59%
Applied Finance Dividend Fund - Institutional	0.15%	7.95%	10.85%
Morningstar US Large-Mid Value Index	3.74%	8.20%	9.36%

Returns shown assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets.

See “Supplemental Information” that accompanies the Annual Report for additional information.

The gross expense ratio from the prospectus dated August 31, 2022 is 1.80% for the Investor Share Class and 1.41% for the Institutional Share Class.

See Notes to Financial Statements

ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	19.76%
Health Care	16.02%
Consumer Discretionary	12.05%
Industrial	11.13%
Information Technology	9.23%
Utilities	8.36%
Energy	5.89%
Consumer Staples	5.12%
Materials	2.91%
Real Estate	2.44%
Telecommunications	2.42%
Exchange Traded Fund	4.21%
Money Market Fund	0.23%
Total Investments	99.77%

Applied Finance Dividend Fund

Portfolio Compositionas of April 30, 2023 (unaudited)

Applied Finance Dividend Fund

Schedule of InvestmentsApril 30, 2023

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
95.33%	COMMON STOCKS

12.05%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	5,051	$767,398
	Hasbro, Inc.	10,454	619,086
	The Home Depot	2,500	751,350
	Target Corp.	3,581	564,903
	Whirlpool Corp.	4,183	583,905
			3,286,642

5.12%	CONSUMER STAPLES
	Unilever, N.V.	12,148	674,578
	Walgreens Boots Alliance, Inc.	20,511	723,013
			1,397,591

5.89%	ENERGY
	Chevron Corp.	4,976	838,854
	Marathon Petroleum Corp.	6,305	769,210
			1,608,064

19.76%	FINANCIALS
	Ameriprise Financial, Inc.	2,506	764,631
	Huntington Bancshares, Inc.	53,311	597,083
	JPMorgan Chase & Co.	4,667	645,166
	The PNC Financial Services Group, Inc.	4,842	630,671
	Prudential Financial, Inc.	7,685	668,595
	State Street Corp.	9,297	671,801
	The Travelers Companies, Inc.	4,101	742,855
	Truist Financial Corp.	20,500	667,890
			5,388,692

16.02%	HEALTH CARE
	Abbott Laboratories	6,800	751,196
	Eli Lilly and Co.	2,023	800,825
	Johnson & Johnson	4,209	689,013
	Merck & Co., Inc.	6,719	775,843
	Novartis AG	7,690	788,763
	Pfizer, Inc.	14,484	563,283
			4,368,923

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Dividend Fund

Schedule of Investments - continuedApril 30, 2023

		Shares	Value
11.13%	INDUSTRIAL
	Eaton Corp. PLC	4,762	$795,825
	Norfolk Southern Corp.	3,089	627,160
	PACCAR, Inc.	11,700	873,873
	Raytheon Technologies Corp.	7,394	738,661
			3,035,519

9.23%	INFORMATION TECHNOLOGY
	Accenture PLC	1,825	511,529
	Cisco Systems, Inc.	13,192	623,322
	Intel Corp.	17,509	543,830
	Microsoft Corp.	2,728	838,205
			2,516,886

2.91%	MATERIALS
	LyondellBasell Industries NV	8,383	793,116

2.44%	REAL ESTATE
	Omega Healthcare Investors, Inc.	24,855	665,120

2.42%	TELECOMMUNICATIONS
	Verizon Communications, Inc.	17,035	661,469

8.36%	UTILITIES
	Public Services Enterprise Group, Inc.	12,947	818,250
	Sempra Energy	4,696	730,181
	UGI Corp.	21,600	731,808
			2,280,239

95.33%	TOTAL COMMON STOCKS		26,002,261
	(Cost: $27,315,750)

4.21%	EXCHANGE TRADED FUND

4.21%	LARGE CAP
	Applied Finance Valuation Large Cap ETF	44,600	1,147,215

	TOTAL EXCHANGE TRADED FUND		1,147,215
	(Cost: $1,063,124)

Applied Finance Dividend Fund

Schedule of Investments - continuedApril 30, 2023

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
0.23%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.69%*	65,152	$65,152
	(Cost: $65,152)

99.77%	TOTAL INVESTMENTS		27,214,628
	(Cost: $28,444,026)
0.23%	Other assets, net of liabilities		61,672
100.00%	NET ASSETS		$27,276,300

*Effective 7 day yield as of March 31, 2023

ANNUAL REPORT

Applied Finance Explorer Fund

Management’s Discussion & Analysis (Unaudited)

For the fiscal year ended April 30, 2023, the Applied Finance Explorer Fund (the “Fund”) Investor Class shares returned -4.13% and the Fund’s Institutional Class shares returned -3.97%. In the same period, the Morningstar® U.S. Small Cap Index1 returned -1.38%.

The Fund utilizes a systematic investment process that emphasizes the following core concepts:

1.Buying companies trading below our estimate of their intrinsic value,

2.Avoiding wealth destroying management teams, and

3.Investing across a broad range of economic sectors.

For the fiscal year, the Fund’s outperformance benefited from stock selection in the following sectors:

1.Consumer Discretionary

2.Financials

3.Materials

Conversely, the Fund had poor performance in stock selection from the following sectors:

1.Information Technology

2.Real Estate

3.Health Care

From an allocation perspective, the Fund was neutral from sector selection. The Fund had mild benefits from being overweight in Energy and underweight in Information Technology, while it faced headwinds from being overweight in Financials and underweight in Industrials.

As the Fund invests its holdings in an approximately equal weighted basis within each sector, the weighting differences are relatively moderate across the Fund’s

1The Morningstar U.S. Small Cap Index measures the performance of U.S. Small-Cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization on the investable universe. In aggregate, the Small Cap Index represents 7 percent of the investable universe.

Applied Finance Explorer Fund

Management’s Discussion of Fund Performance - continued

ANNUAL REPORT

positions. However, we do have some stocks that have performed very well and others that performed poorly, which had relatively big impacts on the overall performance of the Fund. Those names are:

Good Performers

1.Academy Sports and Outdoors Inc (ASO)

2.Cars.com Inc (CARS)

3.Taylor Morrison Home Corp (TMHC)

4.Cowen Inc (COWNL)

5.Builders FirstSource Inc (BLDR)

Poor Performers

1.Piedmonth Office Realty Trust Inc (PDM)

2.Office Properties Income Trust (OPI)

3.Owens & Minor Inc (OMI)

4.MaxLinear Inc (MXL)

5.Newmark Group Inc (NMRK)

During the Fund’s recently completed fiscal year, investors’ full attention was focused on inflation, interest risk, and the odds of a U.S. recession. During this time period, we have witnessed U.S. inflation peak in June 2022, aggressive U.S. Fed interest hikes that brought the Federal Fund rates all the way to 4.75- 5.0%, and a slower but growing U.S. economy buttressed by a historically low unemployment rate. Internationally, the war between Russia and Ukraine is unfortunately still ongoing, and China underwent an abrupt about-face on its Covid policies by suddenly letting go of most restrictions at the end of calendar year 2022. Supply chain constraints have been largely resolved and the U.S. manufacturing sector was likely in recession since November 2022. The much bigger service sector however is still chugging along, posting strong job gains and growth in consumer spending.

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that are capable of thriving amid disruptions through sustainable competitive advantages, a strong balance sheet, and attractive valuations relative to their sector peers. These core principles have served us

ANNUAL REPORT

Applied Finance Explorer Fund

Management’s Discussion of Fund Performance - continued

well in the pandemic driven market dislocation and the post pandemic recovery. Most of the Fund’s companies have navigated unchartered waters better than their industry peers, have ample liquidity to survive a depressing revenue environment, and have enhanced their business models to achieve sustainable, higher profitability. This conviction in valuation aided by a deep understanding of companies’ businesses allow us to own the better companies in our universe, which we believe should help the Fund’s performance in the future.

We thank you for placing your investments and confidence in the Fund.

Investing involves risk, principal loss is possible.

ANNUAL REPORT

Applied Finance Explorer Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE EXPLORER FUND INSTITUTIONAL CLASS SHARES VS. MORNINGSTAR US SMALL CAP INDEX (UNAUDITED)

$22
$20
$18
$16
$14
$12
$10
$8
Thousands
$19,789
$15,810
06/11/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23

Past performance is not predictive of future performance.

Applied Finance Explorer Fund Institutional Class Shares

Morningstar US Small Cap Index

	Total Return One Year Ended 4/30/2023	Average Annual Return
		Five Years Ended 4/30/2023	Since Inception 6/11/15 to 4/30/23	Since Inception 6/30/15 to 4/30/23
Applied Finance Explorer Fund - Institutional	-3.97%	10.20%	9.04%	N/A
Applied Finance Explorer Fund - Investor	-4.13%	9.98%	N/A	9.01%
Morningstar US Small Cap Index	-1.38%	5.07%	5.98%	6.26%

Returns shown assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(The comparative index is not adjusted to reflect expenses the the SEC requires to be reflected in the Fund’s performance.)

The Morningstar US Small Cap Index measures the performance of US small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization of the investable universe. In aggregate, the Small Cap Index represents 7 percent of the investable universe.

See “Supplemental Information” that accompanies the Annual Report for additional information.

The gross expense ratio from the prospectus dated August 31, 2022 is 1.76% for the Investor Share Class and 1.45% for the Institutional Share Class.

ANNUAL REPORT

Applied Finance Explorer Fund

Portfolio Compositionas of April 30, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	19.34%
Health Care	13.23%
Consumer Discretionary	12.61%
Industrial	12.12%
Information Technology	8.68%
Real Estate	6.80%
Materials	6.08%
Energy	5.75%
Consumer Staples	3.73%
Communication Services	3.52%
Utilities	3.40%
Exchange Traded Fund:
Small Cap	0.07%
Money Market Fund	5.30%
Total Investments	100.63%

Applied Finance Explorer Fund

Schedule of InvestmentsApril 30, 2023

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
95.26%	COMMON STOCKS

3.52%	COMMUNICATION SERVICES
	Cars.com, Inc.*	215,940	$4,225,946
	John Wiley & Sons, Inc.	54,401	2,098,244
	Sinclair Broadcast Group, Inc., Class A	123,024	2,446,947
	Tegna, Inc.	128,295	2,193,845
	Ziff Davis, Inc.*	31,304	2,289,575
			13,254,557

12.61%	CONSUMER DISCRETIONARY
	Academy Sports and Outdoors, Inc.	70,246	4,462,026
	Asbury Automotive Group, Inc.*	17,113	3,310,681
	Bloomin’ Brands, Inc.	90,000	2,229,300
	Caleres, Inc.	130,441	2,974,055
	Designer Brands, Inc.	230,894	1,891,022
	Everi Holdings, Inc.*	160,468	2,439,114
	Golden Entertainment, Inc.*	66,380	2,798,581
	Group I Automotive, Inc.	18,716	4,201,368
	Malibu Boats, Inc. Class A*	45,563	2,585,700
	Meritage Home Corp.	32,846	4,205,930
	Patrick Industries, Inc.	47,000	3,225,610
	Sonic Automotive, Inc. Class A	46,461	2,068,444
	Stride, Inc.*	40,000	1,718,400
	Taylor Morrison Home Corp.*	104,316	4,494,976
	Upbound Group, Inc.	117,644	3,136,389
	Winnebago Industries, Inc.	30,000	1,744,200
			47,485,796

3.73%	CONSUMER STAPLES
	The Anderson, Inc.	50,000	2,235,000
	Bellrings Brands, Inc.*	71,480	2,572,565
	Performance Food Group Co.*	54,036	3,387,517
	SpartanNash Co.	77,554	1,901,624
	Sprouts Farmers Market, Inc.*	72,273	2,504,982
	United Natural Foods, Inc.*	52,329	1,427,012
			14,028,700

5.75%	ENERGY
	Antero Resources Corp.*	65,588	1,507,868
	Comstock Resources, Inc.	131,169	1,508,444
	Consol Energy, Inc.	40,183	2,384,459

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2023

		Shares	Value
	EQT Corp.	49,124	$1,711,480
	Liberty Oilfield Services, Inc.	150,000	1,921,500
	Northern Oil and Gas, Inc.	79,403	2,633,798
	PBF Energy Inc, Class A	70,435	2,455,364
	PDC Energy, Inc.	33,396	2,172,410
	Permian Resources Corp.	160,000	1,672,000
	SM Energy Co.	47,899	1,345,004
	Weatherford International plc*	36,300	2,346,069
			21,658,396

19.34%	FINANCIALS
	Arbor Realty Trust, Inc.	250,856	2,877,318
	Axos Financial, Inc.*	54,000	2,196,180
	Blackstone Mortgage Trust, Inc.	111,652	2,036,533
	Cadence Bank	111,267	2,249,819
	Cathay General Bancorp	57,747	1,840,397
	CNO Financial Group, Inc.	110,202	2,472,933
	Columbia Banking System, Inc.	90,000	1,922,400
	Customers Bancorp, Inc.*	82,330	1,798,087
	Donnelly Financial Solutions, Inc.*	89,405	3,866,766
	Enova International, Inc.*	87,964	3,863,379
	Federated Hermies, Inc.	55,000	2,276,450
	Hancock Whitney Corp.	72,125	2,634,005
	Jackson Financial, Inc.	70,490	2,538,345
	Lakeland Bancorp, Inc.	56,493	810,110
	Navient Corp.	198,245	3,278,972
	Open Lending Corp. Class A*	104,258	732,934
	Pathward Financial, Inc.	70,972	3,160,383
	PennyMac Financial Services, Inc.	63,622	3,975,739
	Preferred Bank Los Angeles	49,479	2,378,950
	QCR Holdings, Inc.	46,816	1,938,182
	Radian Group, Inc.	133,784	3,246,938
	Rithm Capital Corp.	334,880	2,732,621
	SLM Corp.	197,673	2,969,048
	Steward Information Services Corp.	69,367	2,889,136
	Stonex Group, Inc.*	39,248	3,849,051
	Valley National Bancorp	206,342	1,935,488
	Victory Capital Holdings, Inc.	114,763	3,504,862
	Virtus Investment Partners, Inc.	15,683	2,857,599
			72,832,625

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2023

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
13.23%	HEALTH CARE
	AMN Healthcare Services, Inc.*	26,041	$2,248,640
	Catalyst Pharmaceuticals, Inc.*	145,208	2,311,711
	Collegium Pharmaceutical, Inc.*	124,229	2,890,809
	Corcept Therapeutics, Inc.*	118,870	2,678,141
	The Ensign Group, Inc.	38,254	3,714,081
	Innoviva, Inc.*	214,295	2,513,680
	Ironwood Pharmaceuticals, Inc.*	257,861	2,684,333
	Lantheus Holdings, Inc.*	34,000	2,905,300
	Medpace Holdings, Inc.*	16,571	3,316,520
	Merit Medical Systems, Inc.*	35,000	2,845,150
	Nextgen Healthcare, Inc.*	115,753	1,937,705
	Patterson Companies, Inc.	86,252	2,338,292
	Premier, Inc. Class A	82,095	2,736,226
	Prestige Consumer Healthcare, Inc.*	45,394	2,793,093
	Tenet Healthcare Corp.*	55,413	4,062,881
	United Therapeutics Corp.*	13,442	3,093,407
	Veradigm, Inc.*	169,640	2,118,804
	Vir Biotechnology, Inc.*	104,158	2,619,574
			49,808,347

12.12%	INDUSTRIAL
	Atkore International Group, Inc.*	12,000	1,515,960
	Avis Budget Group, Inc.*	11,976	2,115,800
	Beacon Roofing Supply, Inc.*	42,587	2,562,886
	Builders FirstSource, Inc.*	41,304	3,914,380
	Encore Wire Corp.	17,705	2,767,823
	GENCO Shipping	142,540	2,196,541
	GMS, Inc.*	49,846	2,894,059
	GrafTech International Ltd.	181,476	854,752
	Herc Holdings, Inc.	20,238	2,024,205
	Hillenbrand, Inc.	54,911	2,505,040
	Marten Transport, Ltd.	121,887	2,460,899
	Mueller Industries, Inc.	40,107	2,881,688
	PGT Innovations, Inc.*	108,465	2,783,212
	Schneider National, Inc.	86,174	2,255,174
	Terex Corp.	41,953	1,870,684
	UFP Industries, Inc.	26,213	2,058,245
	Veritiv Corp.	24,869	2,856,702
	Werner Enterprise, Inc.	57,401	2,592,803
	WESCO International, Inc.	17,498	2,519,712
			45,630,565

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2023

		Shares	Value
8.68%	INFORMATION TECHNOLOGY
	Consensus Cloud Solutions*	50,594	$1,888,674
	CSG Systems International, Inc.	44,553	2,347,052
	Diodes, Inc.*	39,728	3,166,322
	ePlus, Inc.*	51,759	2,253,587
	Insight Enterprises, Inc.*	28,829	3,486,868
	MaxLinear, Inc.*	88,605	2,138,039
	NetGear, Inc.*	115,217	1,628,016
	OSI Systems, Inc.*	28,401	3,208,177
	Progress Software Corp.	58,011	3,183,644
	ScanSource, Inc.*	72,823	1,991,709
	SMART Global Holdings, Inc.*	190,892	2,943,555
	Synaptics, Inc.*	22,752	2,014,917
	Ultra Clean Holdings, Inc.*	84,649	2,415,882
			32,666,442

6.08%	MATERIALS
	AdvanSix, Inc.	61,871	2,331,299
	Alpha Metallurgical Resources, Inc.	13,000	1,905,280
	Boise Cascade Co.	35,527	2,426,849
	Cleanwater Paper Corp.*	57,939	2,091,598
	Commercial Metals Co.	65,935	3,078,505
	Element Solutions, Inc.	123,875	2,248,331
	Enact Holdings, Inc.	100,298	2,421,194
	Ryerson Holding Corp.	83,382	3,149,338
	Warrior Met Coal, Inc.	93,823	3,243,461
			22,895,855

6.80%	REAL ESTATE
	Armada Hoffler Properties, Inc.	100,000	1,172,000
	Brandywine Realty Trust	149,858	588,942
	CoreCivic, Inc.*	213,143	1,873,527
	DiamondRock Hospitality Co.	306,290	2,484,012
	Kite Realty Group Trust	171,484	3,553,148
	The Macerich Co.	271,793	2,715,212
	Newmark Group Inc, Class A	284,682	1,804,884
	Office Properties Income Trust	158,143	1,031,092
	Piedmont Office Realty	279,700	1,820,847
	Sabra Health Care REIT, Inc.	210,000	2,394,000
	Service Properties Trust	369,643	3,241,769
	Tanger Factory Outlet Centers, Inc.	149,926	2,940,049
			25,619,482

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2023

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
3.40%	UTILITIES
	Brookfield Infrastructure Corp.	69,973	$2,980,850
	Montauk Renewables, Inc.*	150,000	997,500
	New Jersey Resources Corp.	93,249	4,815,378
	Otter Tail Corp.	55,724	4,009,342
			12,803,070

95.26%	TOTAL COMMON STOCKS		358,683,835
	(Cost: $359,878,660)

0.07%	EXCHANGE TRADED FUNDS

0.07%	SMALL CAP
	iShares Russell 2000 ETF	900	157,680
	iShares Russell 2000 Growth ETF	500	112,100
			269,780

0.07%	TOTAL EXCHANGE TRADED FUNDS		269,780
	(Cost: $212,820)

5.30%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.69%**	19,976,405	19,976,405

	TOTAL MONEY MARKET FUND		19,976,405
	(Cost: $19,976,405)

100.63%	TOTAL INVESTMENTS
	(Cost: $380,067,885)		378,930,020
(0.63%)	Liabilities in excess of other assets		(2,390,087)
100.00%	NET ASSETS		$376,539,933

*Non-income producing

**Effective 7 day yield as of April 30, 2023

ANNUAL REPORT

Applied Finance Select Fund

Management’s Discussion & Analysis (Unaudited)

From April 30, 2022 to the fiscal year end of April 30, 2023, the Applied Finance Select Fund’s (the “Fund”) Investor Class (AFVLX) and Institutional Class (AFVZX) shares returned 0.37% and 0.60%, respectively. For the same period, the Morningstar® U.S Large-Mid Value Index1 returned 3.74%.

Applied Finance Select Fund emphasizes the following core concepts:

1.Identify companies trading at a discount to our estimate of the company’s intrinsic value.

2.Identify companies trading at a discount to its sector peers.

3.Identify companies exhibiting superior quality traits as defined by our research team, such as good wealth creation track record, strong competitive advantage, low correlation with other Fund holdings.

4.Sector neutral and is rebalanced every quarter.

5.Targeting discretionary annual turnover below 20%.

For the fiscal year, the Fund’s underperformance relative to the Morningstar® U.S. Large-Mid Value Index was mostly driven by sector allocation while stock selection was slightly negative. Negative impact from sector allocation was notable in the following:

1.Overweight in InfoTech and Consumer Discretionary

2.Underweight in Energy

The Fund enjoyed strong stock selection in InfoTech, Consumer Discretionary, Financials and Healthcare, which was mostly offset by negative stock selection impact in Communication Services, Consumer Staples, and Energy.

Good Performers

1.Quanta Services (PWR)

2.Cummins (CMI)

3.Merck (MRK)

1The Morningstar U.S. Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets.

Applied Finance Select Fund

Management’s Discussion of Fund Performance - continued

ANNUAL REPORT

4.Regeneron Pharmaceuticals (REGN)

5.Stryker (SYK)

Poor Performers

1.Target (TGT)

2.Tyson Foods (TSN)

3.The Walt Disney (DIS)

4.Alphabet (GOOGL)

5.Valero Energy (VLO)

The Fund in the fiscal year made five changes: 1) Replacing Alaska Air (ALK) with Westinghouse Air Brake Technologies (WAB) in July 2022; 2) Replacing Stanley Black & Decker (SWK) with United Rentals (URI) in October 2022; 3) Replacing Walmart (WMT) with Adobe (ADBE) in April 2023; 4) Replacing Capital One (COF) with Microchip Technology (MCHP) in April 2023; and 5) Replacing Allstate (ALL) with DR Horton (DHI) in April 2023.

During the Fund’s recently completed fiscal year, investors’ full attention was focused on inflation, interest risk, and the odds of a U.S. recession. During this time period, we have witnessed U.S. inflation peak in June 2022, aggressive U.S. Federal interest hikes that brought the Fed Fund rates all the way to 4.75- 5.0%, and a slower but growing U.S. economy buttressed by a historically low unemployment rate. Internationally, the war between Russia and Ukraine is unfortunately still ongoing, and China underwent an abrupt about-face on its Covid policies by suddenly letting go of most restrictions at the end of calendar year 2022. Supply chain constraints have been largely resolved and the U.S. manufacturing sector was likely in recession since November 2022. The much bigger service sector however is still chugging along, posting strong job gains and growth in consumer spending.

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that are capable of thriving amid disruptions through sustainable competitive advantages, a strong balance sheet, and attractive valuations relative to their sector peers. These core principles have served us well in the pandemic driven market dislocation and the post pandemic recovery. Most of the Fund companies have navigated unchartered waters better than their industry peers, have ample liquidity to survive a depressing revenue

ANNUAL REPORT

Applied Finance Select Fund

Management’s Discussion of Fund Performance - continued

environment, and have enhanced their business models to achieve sustainable, higher profitability. This conviction in valuation aided by a deep understanding of companies’ businesses allow us to own the better companies in our universe, which we believe should help the Fund’s performance in the future.

We thank you for placing your investments and confidence in the Fund.

Investing involves risk, principal loss is possible.

ANNUAL REPORT

Applied Finance Select Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE SELECT FUND INVESTOR CLASS SHARES VS. MORNINGSTAR US LARGE-MID VALUE INDEX (UNAUDITED)

$20
$18
$16
$14
$12
$10
Thousands
$19,884
$16,423
02/01/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23

Past performance is not predictive of future performance.

Applied Finance Select Fund Investor Class Shares
Morningstar Large-Mid Value Index

	Total Return One Year Ended 4/30/2023	Average Annual Return
		Five Years Ended 4/30/2023	Since Inception 2/1/17 to 4/30/23	Since Inception 2/3/17 to 4/30/23
Applied Finance Select Fund - Investor	0.37%	10.66%	11.64%	N/A
Applied Finance Select Fund - Institutional	0.60%	10.91%	N/A	11.87%
Morningstar US Large-Mid Value Index	3.74%	8.20%	8.27%	8.28%

Performance figures assume the reivnestment of dividends and distributons and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(The comparative index is not adjusted to reflect expenses the SEC requires to be reflected in the Fund’s performance.)

The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets.

See “Supplemental Information” that accompanies the Annual Report for additional information.

The gross expense ratio from the prospectus dated August 31, 2022 is 1.48% for the Investor Share Class and 1.16% for the Institutional Share Class.

ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Information Technology	31.33%
Consumer Discretionary	14.25%
Health Care	11.84%
Industrial	9.70%
Financials	8.37%
Consumer Staples	6.64%
Energy	4.10%
Utilities	2.57%
Materials	2.34%
Real Estate	2.15%
Telecommunication Services	1.96%
Money Market Fund	4.94%
Total Investments	100.19%

Applied Finance Select Fund

Portfolio Compositionas of April 30, 2023 (unaudited)

Applied Finance Select Fund

Schedule of InvestmentsApril 30, 2023

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
95.25%	COMMON STOCKS

14.25%	CONSUMER DISCRETIONARY
	Aptiv PLC*	93,974	$9,666,166
	Darden Restaurants, Inc.	59,111	8,980,734
	DR Horton, Inc.	90,000	9,883,800
	LKQ Corp.	162,725	9,394,114
	Lowe’s Cos., Inc.	43,590	9,059,310
	Target Corp.	51,515	8,126,491
	The Walt Disney Co.*	85,026	8,715,165
			63,825,780

6.64%	CONSUMER STAPLES
	Constellation Brands, Inc. - Class A	34,047	7,812,765
	CVS Health Corp.	85,633	6,277,755
	Tyson Foods, Inc. - Class A	123,854	7,739,636
	Walgreens Boots Alliance, Inc.	224,023	7,896,811
			29,726,967

4.10%	ENERGY
	Chevron Corp.	39,245	6,615,922
	ConocoPhillips	59,603	6,132,553
	Valero Energy Corp.	48,908	5,608,280
			18,356,755

8.37%	FINANCIALS
	Ameriprise Financial, Inc.	25,514	7,784,832
	Bank of America Corp.	247,821	7,256,199
	JPMorgan Chase & Co.	52,419	7,246,403
	MetLife, Inc.	120,562	7,394,067
	The Travelers Cos., Inc.	43,171	7,819,995
			37,501,496

11.84%	HEALTH CARE
	Danaher Corp.	28,603	6,776,337
	McKesson Corp.	20,573	7,493,510
	Merck & Co., Inc.	72,352	8,354,485
	Pfizer, Inc.	164,109	6,382,199
	Regeneron Pharmaceuticals, Inc.*	9,500	7,617,005
	Stryker Corp.	28,614	8,574,185
	Thermo Fisher Scientific, Inc.	14,085	7,815,767
			53,013,488

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Select Fund

Schedule of Investments - continuedApril 30, 2023

		Shares	Value
9.70%	INDUSTRIAL
	Cummins, Inc.	27,088	$6,366,764
	Quanta Services, Inc.	42,248	7,166,951
	Roper Technologies, Inc.	25,403	11,552,776
	Union Pacific Corp.	31,228	6,111,320
	United Rentals, Inc.*	17,000	6,138,870
	Westinghouse Air Brake Technologies Corp.	62,500	6,104,375
			43,441,056

31.33%	INFORMATION TECHNOLOGY
	Adobe, Inc.*	31,100	11,742,116
	Alphabet, Inc. - Class A*	78,420	8,417,603
	Apple, Inc.	95,409	16,188,999
	Cisco Systems, Inc.	267,133	12,622,034
	Fiserv, Inc.*	72,093	8,803,997
	HP, Inc.	401,645	11,932,873
	Intel Corp.	416,807	12,946,025
	International Business Machines Corp.	92,776	11,727,814
	KLA Corp.	35,108	13,570,646
	Mastercard, Inc. - Class A	22,447	8,530,533
	Meta Platforms, Inc.*	53,345	12,819,870
	Microchip Technology, Inc.	151,000	11,021,490
			140,324,000

2.34%	MATERIALS
	Celanese Corp. - Class A	49,785	5,289,158
	CF Industries Holdings, Inc.	72,552	5,193,272
			10,482,430

2.15%	REAL ESTATE
	Host Hotels & Resorts, Inc.	595,966	9,636,770

1.96%	TELECOMMUNICATION SERVICES
	Verizon Communications, Inc.	225,914	8,772,241

2.57%	UTILITIES
	DTE Energy Co.	49,702	5,587,002
	Public Service Enterprise Group, Inc.	93,753	5,925,190
			11,512,192

95.25%	TOTAL COMMON STOCKS		426,593,175
	(Cost: $358,493,730)

Applied Finance Select Fund

Schedule of Investments - continuedApril 30, 2023

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Value
4.94%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 4.69%**	22,132,085	$22,132,085
	(Cost: $22,132,085)

100.19%	TOTAL INVESTMENTS
	(Cost: $380,625,815)		448,725,260
(0.19%)	Liabilities in excess of other assets		(844,360)
100.00%	NET ASSETS		$447,880,900

*Non-income producing

**Effective 7 day yield as of April 30, 2023

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Assets and Liabilities

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Investments at value*	$27,214,628	$378,930,020	$448,725,260
Receivable for capital stock sold	1,224	675,712	1,140,183
Dividends and interest receivable	56,808	281,240	481,829
Tax reclaims receivable	25,218	—	—
Prepaid expenses	31,628	57,053	52,609
TOTAL ASSETS	27,329,506	379,944,025	450,399,881

LIABILITIES
Payable for securities purchased	—	2,950,319	2,217,158
Payable for capital stock redeemed	17,878	206,414	99,315
Accrued investment advisory fees	4,080	146,308	158,835
Accrued 12b-1 fees	5,841	39,825	8,979
Accrued administrative, accounting and transfer agent fees	4,596	29,842	28,223
Accrued professional fees	19,750	—	—
Other accrued expenses	1,061	31,384	6,471
TOTAL LIABILITIES	53,206	3,404,092	2,518,981

NET ASSETS	$27,276,300	$376,539,933	$447,880,900
Net Assets Consist of:
Paid-in-capital	$28,044,754	$378,781,467	$369,542,245
Distributable earnings	(768,454)	(2,241,534)	78,338,655
Net Assets	$27,276,300	$376,539,933	$447,880,900

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$18,319,029	$251,912,911	$415,018,664
Investor Class	8,957,271	124,627,022	32,862,236
Total	$27,276,300	$376,539,933	$447,880,900
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class	1,845,032	14,911,392	22,567,527
Investor Class	915,297	7,422,240	1,796,067
Total	2,760,329	22,333,632	24,363,594
Net Asset Value Per Share
Institutional Class	$9.93	$16.89	$18.39
Investor Class	9.79	16.79	18.30

*Identified cost of	$28,444,026	$380,067,885	$380,625,815

APPLIED FINANCE FUNDS

April 30, 2023

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Operations

APPLIED FINANCE FUNDS

For the year ended April 30, 2023

	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends(1)	$976,672	$5,645,349	$7,434,609
Interest	6,793	680,526	715,713
Total investment income	983,465	6,325,875	8,150,322

EXPENSES
Investment advisory fees (Note 2)	268,657	3,660,351	3,343,027
Rule 12b-1 and servicing fees (Note 2)
Investor Class	24,214	291,304	82,516
Recordkeeping and fund administrative services (Note 2)	16,851	135,897	156,666
Accounting fees (Note 2)	8,034	87,202	100,509
Custody fees	3,854	30,830	27,741
Transfer agent fees (Note 2)	32,514	101,365	68,258
Professional fees	31,346	47,870	50,911
Filing and registration fees	54,000	93,000	95,000
Trustees fees	3,607	17,292	20,250
Compliance fees	4,478	9,209	10,111
Shareholder services and reports	15,571	39,416	40,244
Shareholder servicing (Note 2)
Institutional Class	12,402	163,650	284,213
Investor Class	18,488	174,782	49,688
Insurance	4,009	7,151	9,077
Interest expense(2)	2,080	726	13
Other	27,900	37,447	33,142
Total expenses	528,005	4,897,492	4,371,366
Management fee waivers (Note 2)	(201,128)	(1,940,470)	(1,502,981)
Net expenses	326,877	2,957,022	2,868,385
Net investment income	656,588	3,368,853	5,281,937

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(186,608)	(3,928,924)	5,039,347
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(739,960)	(14,175,068)	(4,878,381)
Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	(926,568)	(18,103,992)	160,966
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(269,980)	$(14,735,139)	$5,442,903

(1)Net of foreign tax withheld of:	$10,947	$12,858	$—
(2)Includes overdraft fees charged by custodian.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Changes in Net Assets

	Applied Finance Dividend Fund		Applied Finance Explorer Fund		Applied Finance Select Fund
	Years ended April 30,		Years ended April 30,		Years ended April 30,
	2023	2022	2023	2022	2023	2022
OPERATIONS
Net investment income	$656,588	$588,839	$3,368,853	$641,659	$5,281,937	$2,870,365
Net realized gain (loss) on investments and foreign currency transactions	(186,608)	21,802,432	(3,928,924)	6,205,040	5,039,347	5,488,665
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options purchased	(739,960)	(20,693,185)	(14,175,068)	(8,556,955)	(4,878,381)	(6,075,262)
Increase (decrease) in net assets from operations	(269,980)	1,698,086	(14,735,139)	(1,710,256)	5,442,903	2,283,768

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(2,652,329)	(13,097,413)	(3,962,159)	(911,065)	(4,052,587)	(6,881,730)
Investor Class	(1,291,820)	(4,253,954)	(2,073,377)	(567,205)	(332,094)	(583,529)
Decrease in net assets from distributions	(3,944,149)	(17,351,367)	(6,035,536)	(1,478,270)	(4,384,681)	(7,465,259)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	1,046,322	3,053,342	146,269,204	98,949,891	158,222,729	102,419,181
Investor Class	2,180,217	525,263	77,818,957	91,653,048	14,245,721	13,970,011
Distributions reinvested
Institutional Class	2,532,989	12,576,029	2,624,031	587,657	2,649,085	4,057,487
Investor Class	1,267,620	4,124,895	1,858,601	523,330	272,679	467,103
Shares redeemed
Institutional Class(A)(C)	(6,555,048)	(19,277,878)	(45,746,080)	(15,890,782)	(59,670,307)	(41,780,553)
Investor Class(B)(C)	(3,102,232)	(3,513,475)	(39,978,310)	(37,931,464)	(10,522,969)	(6,075,744)
Increase (decrease) in net assets from capital stock transactions	(2,630,132)	(2,511,824)	142,846,403	137,891,680	105,196,938	73,057,485

NET ASSETS
Increase (decrease) during year	(6,844,261)	(18,165,105)	122,075,728	134,703,154	106,255,160	67,875,994
Beginning of year	34,120,561	52,285,666	254,464,205	119,761,051	341,625,740	273,749,746
End of year	$27,276,300	$34,120,561	$376,539,933	$254,464,205	$447,880,900	$341,625,740

(A)Includes redemption fees of:	$142	$6,672	$13,948	$17,201	$35,098	$16,561
(B)Includes redemption fees of:	$1,063	$823	$34,135	$151,657	$1,532	$7,053

(C)Redemption fees were eliminated effective January 12, 2023.

APPLIED FINANCE FUNDS

APPLIED FINANCE DIVIDEND FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

33

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE DIVIDEND FUND

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2023		2022	2021	2020		2019
Net asset value, beginning of year	$11.50		$16.79	$11.99	$14.22		$17.77
Investment activities
Net investment income (loss)(1)	0.24		0.19	0.10	0.15		0.10
Net realized and unrealized gain (loss) on investments and options contracts purchased	(0.26)		0.36	6.11	(1.62)		0.22
Total from investment activities	(0.02)		0.55	6.21	(1.47)		0.32
Distributions
Net investment income	(0.25)		(0.08)	(0.13)	(0.02)		(0.09)
Net realized gain	(1.30)		(5.76)	(1.28)	(0.74)		(3.78)
Total distributions	(1.55)		(5.84)	(1.41)	(0.76)		(3.87)
Paid-in capital from redemption fees(5)	—	(2)	— (2)	— (2)	—	(2)	—	(2)
Net asset value, end of year	$9.93		$11.50	$16.79	$11.99		$14.22
Total Return	0.15%		2.05%	53.94%	(11.38%)		5.15%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.64	%(3)	1.41%	1.52%	1.44	%(3)	1.30	%(3)
Expenses, net of management fee waivers and reimbursements	1.01	%(4)	0.95%	0.95%	0.96	%(4)	0.97	%(4)
Net investment income (loss)	2.29%		1.34%	0.70%	1.07%		0.61%
Portfolio turnover rate	14.85%		81.95%	14.95%	29.91%		50.69%
Net assets, end of year (000’s)	$18,319		$24,173	$39,543	$28,082		$69,710

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.005 per share.

(3)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.58%, 1.43% and 1.28%, for the years ended April 30, 2023, April 30, 2020 and April 30, 2019, respectively.

(4)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.95% for the years ended April 30, 2023, April 30, 2020 and April 30, 2019, respectively.

(5)Redemption fees were eliminated effective January 12, 2023.

APPLIED FINANCE DIVIDEND FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

35

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE DIVIDEND FUND

Financial Highlights

	Investor Class Shares
	Years ended April 30,
	2023		2022	2021	2020		2019
Net asset value, beginning of year	$11.31		$16.61	$11.94	$14.17		$17.74
Investment activities
Net investment income (loss)(1)	0.21		0.16	0.06	0.12		0.06
Net realized and unrealized gain (loss) on investments and options contracts purchased	(0.25)		0.35	6.06	(1.61)		0.21
Total from investment activities	(0.04)		0.51	6.12	(1.49)		0.27
Distributions
Net investment income	(0.18)		(0.05)	(0.17)	—		(0.07)
Net realized gain	(1.30)		(5.76)	(1.28)	(0.74)		(3.78)
Total distributions	(1.48)		(5.81)	(1.45)	(0.74)		(3.85)
Paid-in capital from redemption fees(5)	—	(2)	— (2)	— (2)	—	(2)	0.01
Net asset value, end of year	$9.79		$11.31	$16.61	$11.94		$14.17
Total Return	(0.03%)		1.80%	53.41%	(11.54%)		4.89%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.03	%(3)	1.80%	1.88%	1.79	%(3)	1.63	%(3)
Expenses, net of management fee waivers and reimbursements	1.27	%(4)	1.20%	1.20%	1.21	%(4)	1.21	%(4)
Net investment income (loss)	2.01%		1.13%	0.45%	0.85%		0.27%
Portfolio turnover rate	14.85%		81.95%	14.95%	29.91%		42.66%
Net assets, end of year (000’s)	$8,957		$9,948	$12,742	$9,301		$15,488

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.005 per share.

(3)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.96%, 1.78% and 1.61%, for the years ended April 30, 2023, April 30, 2022 and April 30, 2019, respectively.

(4)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.20% for the years ended April 30, 2023, April 30, 2020 and April 30, 2019, respectively.

(5)Redemption fees were eliminated effective January 12, 2023.

APPLIED FINANCE EXPLORER FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

37

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE EXPLORER FUND

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2023	2022	2021		2020	2019
Net asset value, beginning of year	$17.93	$17.31	$9.09		$10.89	$11.94
Investment activities
Net investment income (loss)(1)	0.20	0.08	0.02		0.09	0.06
Net realized and unrealized gain (loss) on investments	(0.92)	0.70	8.26		(1.81)	(0.11)
Total from investment activities	(0.72)	0.78	8.28		(1.72)	(0.05)
Distributions
Net investment income	(0.13)	(0.04)	(0.06)		(0.09)	(0.02)
Net realized gain	(0.19)	(0.12)	—		—	(0.98)
Total distributions	(0.32)	(0.16)	(0.06)		(0.09)	(1.00)
Paid-in capital from redemption fees(5)	— (2)	— (2)	—	(2)	0.01	— (2)
Net asset value, end of year	$16.89	$17.93	$17.31		$9.09	$10.89
Total Return	(3.97%)	4.50%	91.26%		(15.88%)	0.68%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.41%	1.45%	1.61	%(3)	1.90%	1.82%
Expenses, net of management fee waivers and reimbursements	0.83%	0.83%	0.86	%(4)	0.83%	0.83%
Net investment income (loss)	1.14%	0.45%	0.15%		0.82%	0.51%
Portfolio turnover rate	29.88%	31.62%	42.02%		228.89%	107.77%
Net assets, end of year (000’s)	$251,913	$161,652	$79,647		$13,360	$18,151

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.005 per share.

(3)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.45% for the year ended April 30, 2021.

(4)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.83% for the year ended April 30, 2021.

(5)Redemption fees were eliminated effective January 12, 2023.

APPLIED FINANCE EXPLORER FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

39

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE EXPLORER FUND

Financial Highlights

	Investor Class Shares
	Years ended April 30,
	2023	2022	2021		2020	2019
Net asset value, beginning of year	$17.82	$17.19	$9.02		$10.80	$11.86
Investment activities
Net investment income (loss)(1)	0.15	0.04	(0.02)		0.07	0.03
Net realized and unrealized gain (loss) on investments	(0.90)	0.68	8.19		(1.80)	(0.11)
Total from investment activities	(0.75)	0.72	8.17		(1.73)	(0.08)
Distributions
Net investment income	(0.10)	(0.01)	(0.02)		—	—
Net realized gain	(0.19)	(0.12)	—		(0.05)	(0.98)
Total distributions	(0.29)	(0.13)	(0.02)		(0.05)	(0.98)
Paid-in capital from redemption fees(5)	0.01	0.04	0.02		— (2)	— (2)
Net asset value, end of year	$16.79	$17.82	$17.19		$9.02	$10.80
Total Return	(4.13%)	4.40%	90.87%		(16.10%)	0.38%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.73%	1.76%	1.96	%(3)	2.34%	2.23%
Expenses, net of management fee waivers and reimbursements	1.08%	1.08%	1.11	%(4)	1.08%	1.08%
Net investment income (loss)	0.89%	0.20%	(0.13%)		0.64%	0.24%
Portfolio turnover rate	29.88%	31.62%	42.02%		228.89%	107.77%
Net assets, end of year (000’s)	$124,627	$92,813	$40,114		$3,491	$2,682

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.005 per share.

(3)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.93% for the year ended April 30, 2021.

(4)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08% for the year ended April 30, 2021.

(5)Redemption fees were eliminated effective January 12, 2023.

APPLIED FINANCE SELECT FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

41

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE SELECT FUND

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$18.50	$18.62	$12.11	$12.77	$11.76
Investment activities
Net investment income (loss)(1)	0.26	0.18	0.15	0.16	0.14
Net realized and unrealized gain (loss) on investments	(0.16)	0.17	6.56	(0.70)	1.01
Total from investment activities	0.10	0.35	6.71	(0.54)	1.15
Distributions
Net investment income	(0.05)	(0.16)	(0.14)	(0.12)	(0.06)
Net realized gain	(0.16)	(0.31)	(0.06)	— (2)	(0.08)
Total distributions	(0.21)	(0.47)	(0.20)	(0.12)	(0.14)
Paid-in capital from redemption fees(3)	— (2)	— (2)	— (2)	— (2)	— (2)
Net asset value, end of year	$18.39	$18.50	$18.62	$12.11	$12.77
Total Return	0.60%	1.82%	55.70%	(4.34%)	10.02%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.15%	1.16%	1.23%	1.27%	1.31%
Expenses, net of management fee waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	1.44%	0.95%	0.97%	1.27%	1.14%
Portfolio turnover rate	11.26%	8.26%	13.89%	9.66%	42.05%
Net assets, end of year (000’s)	$415,019	$312,612	$252,690	$126,669	$73,018

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

APPLIED FINANCE SELECT FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

43

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE SELECT FUND

Financial Highlights

	Investor Class Shares
	Years ended April 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$18.42	$18.54	$12.07	$12.73	$11.75
Investment activities
Net investment income (loss)(1)	0.21	0.13	0.11	0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.15)	0.16	6.53	(0.70)	1.01
Total from investment activities	0.06	0.29	6.64	(0.57)	1.11
Distributions
Net investment income	(0.02)	(0.11)	(0.11)	(0.09)	(0.06)
Net realized gain	(0.16)	(0.31)	(0.06)	— (2)	(0.08)
Total distributions	(0.18)	(0.42)	(0.17)	(0.09)	(0.14)
Paid-in capital from redemption fees(3)	— (2)	0.01	— (2)	— (2)	0.01
Net asset value, end of year	$18.30	$18.42	$18.54	$12.07	$12.73
Total Return	0.37%	1.55%	55.30%	(4.54%)	9.80%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.46%	1.48%	1.57%	1.66%	1.72%
Expenses, net of management fee waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.20%	0.69%	0.71%	1.03%	0.86%
Portfolio turnover rate	11.26%	8.26%	13.89%	9.66%	42.05%
Net assets, end of year (000’s)	$32,862	$29,014	$21,060	$8,877	$6,030

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective August 12, 2023.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial StatementsApril 30, 2023

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Dividend Fund (previously, the Applied Finance Core Fund), the Applied Finance Explorer Fund, and the Applied Finance Select Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Dividend Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Applied Finance Dividend Fund (“Dividend Fund”) was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Dividend Fund was reorganized into Investor Class shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.

The investment objective of the Dividend, Explorer and Select Funds is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

for which market quotations are not readily available are valued as determined in good faith by the Valuation Designee under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by Valuation Designee under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Applied Finance Advisors, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not reflect the for a security.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total
Dividend Fund
Common Stocks	$26,002,261	$—	$—	$26,002,261
Exchange Traded Fund	1,147,215	—	—	1,147,215
Money Market Fund	65,152	—	—	65,152
	$27,214,628	$—	$—	$27,214,628

Explorer Fund
Common Stocks	$358,683,835	$—	$—	$358,683,835
Exchange Traded Funds	269,780	—	—	269,780
Money Market Fund	19,976,405	—	—	19,976,405
	$378,930,020	$—	$—	$378,930,020

Select Fund
Common Stocks	$426,593,175	$—	$—	$426,593,175
Money Market Fund	22,132,085	—	—	22,132,085
	$448,725,260	$—	$—	$448,725,260

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the year ended April 30, 2023. The Funds held no Level 3 securities at any time during the year ended April 30, 2023.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2020-2022) for Dividend Fund and Explorer Fund, and since inception for Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2023 tax returns and has concluded that no liability for unrecognized tax benefits

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended April 30, 2023, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ share classes include a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase. Redemption fees were eliminated effective January 12, 2023.

Derivatives

The Dividend Fund may utilize derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Dividend

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

Fund. The Dividend Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Dividend Fund held no derivatives during the year ended April 30, 2023.

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreements, the Advisor provides investment services for an annual fee on the daily net assets of the Funds.

The Advisor earned and waived fees for the year ended April 30, 2023 for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived
Dividend	0.90%	$268,657	$201,128
Explorer	1.14%	3,660,351	1,940,470
Select	0.90%	3,343,027	1,502,981

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Dividend Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to September 1, 2023 unless mutually agreed to in writing by the parties.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

The total amounts of recoverable reimbursements for the Funds as of April 30, 2023, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2024	2025	2026	Total
Dividend	$265,422	$225,628	$201,128	$692,178
Explorer	333,261	1,191,063	1,940,470	3,464,794
Select	951,652	1,302,098	1,502,981	3,756,731

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

For the year ended April 30, 2023, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Dividend	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	$24,214 18.488 12,402
Explorer	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	291,304 174,782 163,650
Select	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	82,516 49,688 284,213

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the year ended April 30, 2023, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Dividend	$16,303	$31,599	$7,246
Explorer	130,069	92,869	79,047
Select	149,932	57,794	91,005

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended April 30, 2023 were as follows:

Fund	Purchases	Sales
Dividend	$4,410,549	$10,288,129
Explorer	234,515,460	89,885,867
Select	138,866,964	39,503,396

NOTE 4 –DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the year ended April 30, 2023 and for the year ended April 30, 2022 were as follows:

Dividend Fund
	Year ended April 30, 2023	Year ended April 30, 2022
Distributions paid from:
Ordinary income	$1,334,384	$284,280
Accumulated net realized gain on investments	2,609,765	17,067,087
	$3,944,149	$17,351,367

Explorer Fund
	Year ended April 30, 2023	Year ended April 30, 2022
Distributions paid from:
Ordinary income	$4,100,977	$363,762
Accumulated net realized gain on investments	1,934,559	1,114,508
	$6,035,536	$1,478,270

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

Select Fund
	Year ended April 30, 2023	Year ended April 30, 2022
Distributions paid from:
Ordinary income	$1,250,690	$4,162,943
Accumulated net realized gain on investments	3,133,991	3,302,316
	$4,384,681	$7,465,259

As of April 30, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Dividend Fund	Explorer Fund	Select Fund
Accumulated net investment income (loss)	$656,632	$1,461,807	$5,283,130
Accumulated net realized gain (loss) on investments	—	1,531,276	5,020,505
Other losses	(178,543)	(4,032,165)	—
Net unrealized appreciation (depreciation) of investments	(1,246,543)	(1,202,452)	68,035,020
	$(768,454)	$(2,241,534)	$78,338,655

For tax purposes, the Explorer Fund had a current year post October capital loss of $4,032,165. This loss will be recognized on the first business day of the Explorer Fund’s fiscal year, May 1, 2023. As of April 30, 2023, the Dividend Fund had a capital loss carryforward of $178,543, all of which is considered short term. This loss may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Dividend	$28,461,171	$2,324,395	$(3,570,938)	$(1,246,543)
Explorer	380,132,472	42,640,615	(43,843,067)	(1,202,452)
Select	380,690,240	88,109,968	(20,074,948)	68,035,020

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Dividend Fund
	Year ended April 30, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	101,380	198,010
Shares reinvested	260,863	132,320
Shares redeemed	(619,791)	(294,532)
Net increase (decrease)	(257,548)	35,798

Dividend Fund
	Year ended April 30, 2022
	Institutional Class Shares	Investor Class Shares
Shares sold	210,513	39,235
Shares reinvested	1,048,510	349,955
Shares redeemed	(1,512,242)	(276,848)
Net increase (decrease)	(253,219)	112,342

Explorer Fund
	Year ended April 30, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	8,401,462	4,431,531
Shares reinvested	157,600	112,234
Shares redeemed	(2,665,889)	(2,329,053)
Net increase (decrease)	5,893,173	2,214,712

Explorer Fund
	Year ended April 30, 2022
	Institutional Class Shares	Investor Class Shares
Shares sold	5,239,523	4,925,793
Shares reinvested	31,375	28,091
Shares redeemed	(852,951)	(2,079,723)
Net increase (decrease)	4,417,947	2,874,161

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

Select Fund
	Year ended April 30, 2023
	Institutional Class Shares	Investor Class Shares
Shares sold	8,847,216	795,777
Shares reinvested	151,550	15,662
Shares redeemed	(3,328,190)	(590,280)
Net increase (decrease)	5,670,576	221,159

Select Fund
	Year ended April 30, 2022
	Institutional Class Shares	Investor Class Shares
Shares sold	5,287,909	729,737
Shares reinvested	212,656	24,558
Shares redeemed	(2,171,588)	(315,474)
Net increase (decrease)	3,328,977	438,821

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of April 30, 2023, 19.76% and 16.02% of the value of the net assets of the Dividend Fund were invested in securities within the Financials and Health Care sectors, respectively; 19.34% of the value of the net assets of the Explorer Fund were invested in securities within the Financials sector; and 31.33% of the value of the net assets of the Select Fund were invested in securities within the Information Technology sector.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2023

NOTE 7 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the potential effects of COVID-19, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the
Applied Finance Funds and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Applied Finance Dividend Fund (formerly Applied Finance Core Fund), Applied Finance Explorer Fund and Applied Finance Select Fund (the “Funds”), each a series of The World Funds Trust (the “Trust”), including the schedules of investments, as of April 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an

ANNUAL REPORT

understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 23, 2023

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (68) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	ETF Opportunities Trust for the twelve series of that Trust (registered investment company)
Mary Lou H. Ivey (65) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C. (accounting firm), 2008-2021.	20	ETF Opportunities Trust for the twelve series of that Trust (registered investment company)
Theo H. Pitt, Jr. (87) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment Trust; Starboard Investment Trust for the eleven series of that trust; and ETF Opportunities Trust for the twelve series of that Trust (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (59) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (60) Assistant Secretary	Indefinite, Since November 2022	Attorney, Practus LLP, (law firm), 2020 to present; Senior Vice President and Associate General Counsel, the TCW Group, Inc. (investment management firm), 2017 to 2019.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since November 2022

Attorney, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (51) Assistant Secretary	Indefinite, Since May 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (54) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on February 22-23, 2023 (the “Meeting”), the Board of Trustees of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “AF Advisory Agreement”) between Applied Finance Advisors, LLC (“Applied Finance”) and the Trust with respect to the Applied Finance Dividend Fund, the Applied Finance Explorer Fund and the Applied Finance Select Fund (collectively, the “Applied Finance Funds”). Counsel to the Trust (“Counsel”) reviewed with the Board the memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the AF Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the AF Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Applied Finance; (ii) the investment performance of the Applied Finance Funds; (iii) the costs of the services provided and profits realized by Applied Finance from its relationship with the Applied Finance Funds; (iv) the extent to which economies of scale would be realized if the Applied Finance Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Applied Finance Funds’ investors; and (v) Applied Finance’s practices regarding possible conflicts of interest and benefits derived by Applied Finance.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Applied Finance Funds, including information presented to the Board in Applied Finance’s presentation earlier in the Meeting, as well as prior presentations by Applied Finance’s staff and Trust management at other meetings of the Board, including information regarding expense limitation arrangements and the manner in which the Applied Finance Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the continuation of the AF Advisory Agreement, including: (i) reports regarding the services and support provided to the Applied Finance Funds and their shareholders by Applied Finance; (ii) quarterly assessments of the investment performance of the Applied Finance Funds from Applied Finance; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Applied Finance’s management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Applied Finance Funds; (v) compliance and audit reports concerning the Applied Finance Funds and Applied Finance; (vi) disclosure information contained in the Applied Finance Funds’ registration statement and the Form ADV of Applied Finance; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the AF Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance, including financial information, a description of personnel and the services provided to the Applied Finance Funds, information on investment advice, performance, summaries of the Applied Finance Funds’ expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Applied Finance Funds; (iii) the anticipated effect of size on the Applied Finance Funds’ expenses; and (iv) benefits realized by Applied Finance from its relationship with the Applied Finance Funds. It was noted that Applied Finance is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration of whether to approve the AF Advisory Agreement. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of the AF Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the AF Advisory Agreement, the Trustees considered numerous factors, including:

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

(1)The nature, extent, and quality of the services provided by Applied Finance.

In this regard, the Board considered the responsibilities Applied Finance has under the AF Advisory Agreement for each Applied Finance Fund. The Board reviewed the services provided by Applied Finance to the Applied Finance Funds including, without limitation: Applied Finance’s investment strategies and techniques used in managing the Applied Finance Funds; the investment decision-making process and sources of information relied upon by Applied Finance in providing portfolio management services to the Applied Finance Funds; and its efforts to promote the Applied Finance Funds, grow assets, and assist in the distribution of Applied Finance Funds’ shares. The Board considered: Applied Finance’s staffing, personnel, and methods of operating; the education and experience of Applied Finance’s personnel; and Applied Finance’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Applied Finance, the Board concluded that the nature, extent, and quality of the services provided by Applied Finance were satisfactory and adequate for the Applied Finance Funds.

(2)Investment performance of the Applied Finance Funds and Applied Finance.

In this regard, the Board noted that Applied Finance does not have any clients other than the Applied Finance Funds and an exchange-traded fund (the “Applied Finance ETF”), and has no present plans to expand its business beyond advising investment companies. As such, no performance as to separate accounts comparable to the Applied Finance Funds existed. The Trustees acknowledged Applied Finance’s representation that, although the Applied Finance Funds and the Applied Finance ETF have the same investment objective, they employ very different investment strategies to achieve that objective and that the performance of the Applied Finance ETF therefore was not, in the view of Applied Finance, relevant. For the Applied Finance Dividend Fund, the Board noted that peers were selected by Broadridge from the Morningstar Large Value Category and included funds with average net assets between $10 million to $200 million. The Board noted that while the Applied Finance Dividend Fund underperformed its category and peer group median, and its benchmark index for the one-year period ended December 31, 2022, the Fund outperformed its category median, peer group median and benchmark index for the three-year, five-year and ten-year periods so ended. The Board also noted that the Applied Finance Dividend Fund’s three-year, five-year and ten-year returns ranked in the top quartile of its peer group and its three-year and five-year returns ranked in the second quartile for its category and its ten-year return ranked in the first quartile for its category, each for periods ended December 31, 2022. For the Applied Finance Explorer Fund, the Board noted that its peers were selected

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

from the Morningstar Small Value Category and included funds having average net assets between $75 million and $400 million. The Board considered that for the one-year period ended December 31, 2022, the Fund underperformed its peer and category median, although the Fund outperformed its benchmark index. The Applied Finance Explorer Fund outperformed its peer group median, category median and its benchmark index for the three-year and five-year periods ended December 31, 2022. The Board also noted that the Applied Finance Explorer Fund’s one-year return ranked in the bottom quartile of its peer group and category, and three- and five-year returns ranked in the top quartile of its peer group and category for periods ended December 31, 2022. For the Applied Finance Select Fund, the Board noted that the peers were selected from the Morningstar Large Value Category and included funds that have net assets between $150 million and $500 million. The Board noted that that for the one-year period ended December 31, 2022, the Applied Finance Select Fund underperformed its peer group median, category median and benchmark index and outperformed in three- and five-year periods ended December 31, 2022. The Board also noted that the Applied Finance Select Fund’s one-year return ranked in the bottom quartile of its peer group and its category. For the three- and five-year periods return the Fund ranked in the top quartile of its peer group and category, each for periods ended December 31, 2022. Based on the foregoing, the Board concluded that the investment performance for the Applied Finance Funds was satisfactory.

(3)The costs of the services provided and profits realized by Applied Finance from the relationship with the Applied Finance Funds.

In this regard, the Board considered Applied Finance’s staffing, personnel, and methods of operating; the financial condition of Applied Finance; the current asset levels of the Applied Finance Funds and expectations for growth in Fund assets over the next year; the advisory fee and overall expenses of the Applied Finance Funds and the nature and frequency of advisory fee payments; and certain contractual fee limitation arrangements that Applied Finance has in place for the Applied Finance Funds. The Board noted that information was provided demonstrating that the Applied Finance Explorer Fund and the Applied Finance Select Fund are profitable to Applied Finance although the Applied Finance Dividend Fund was not profitable to Applied Finance. The Board considered the fees and expenses of each of the Applied Finance Funds (including the advisory fee) relative to each Applied Finance Fund’s Morningstar peer group and category. The Board noted that the Applied Finance Dividend Fund’s gross and net expenses and gross advisory fee are higher than its peer group and category medians. The Trustees considered that for the Applied Finance

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

Explorer Fund, net expenses are lower than its peer group and category medians, but that the Fund’s gross expenses and gross advisory fee are higher than its peer group and category medians. With regard to the Applied Finance Select Fund, the Board noted that the Fund’s net expenses are slightly higher than its peer group median and higher than its category median, and that the Fund’s gross expenses and gross advisory fee are higher than both its category and peer group medians. The Board noted that for each Applied Finance Fund, Applied Finance has entered into an expense limitation agreement. The Trustees also considered the overall quality of services provided to the Applied Finance Funds considering the fees and their relative comparisons and determined that those fees could have been negotiated at arms-length in light of the surroundings circumstances.

The Trustees noted the representations of Applied Finance that the investment objective of the Applied Finance Funds and the Applied Finance ETF are the same but noted Applied Finance’s representations that the investment advisory fees charged to each fund are different for numerous reasons. It was noted that the basic nature and management of the Applied Finance ETF and the Applied Finance Funds are completely different in that the Applied Finance ETF publishes a portfolio basket of securities that are then accumulated by authorized participants and exchanged for shares of the Applied Finance ETF, and that this portfolio basket is rebalanced by Applied Finance on a semi-annual basis. It was also noted that the Applied Finance ETF and the Applied Finance Funds have different portfolio compositions, both in substance and the number of securities. Whereas the portfolio of the Applied Finance Funds are actively managed, with daily cash flows, requiring Applied Finance to make daily trading and portfolio structure decisions. Accordingly, the Trustees considered that the advisory fees payable by the Applied Finance Funds and the Applied Finance ETF differ because of the fundamental differences in Applied Finance’s responsibilities to each. The Trustees concluded that the costs of services to be provided and the profits to be realized by Applied Finance were acceptable.

(4)The extent to which economies of scale would be realized as the Applied Finance Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Applied Finance Funds’ investors.

In this regard, the Board considered the Applied Finance Funds’ fee arrangements with Applied Finance, including the expense limitation arrangements in place. The Board determined that although the advisory fee would stay the same as asset levels increased, the shareholders of the Applied Finance Funds would benefit from the expense limitation arrangement for each of the Applied Finance Funds. The Trustees also noted that the Applied Finance Funds would benefit

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

from economies of scale under their agreements with service providers other than Applied Finance. Following further discussion of the Applied Finance Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Applied Finance Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of the Applied Finance Funds’ shareholders.

(5)Possible conflicts of interest and benefits derived by Applied Finance.

In this regard, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Applied Finance Funds; the fact that Applied Finance does not utilize soft dollars; the basis of decisions to buy or sell securities for the Applied Finance Funds; and the substance and administration of Applied Finance’s code of ethics. The Board also considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and that it began managing the Applied Finance ETF in 2021. The Board considered and acknowledged Applied Finance’s representations that investments by the Applied Finance Funds in the Applied Finance ETF were not duplicative of the services rendered to the Applied Finance Funds. The Board considered Applied Finance’s management of conflicts of interest that could arise in light of the activities of those affiliates and Applied Finance’s assertion that indirect benefits to Applied Finance may include identification of possible distribution channels, identification of financial advisors that may potentially be interested in the Applied Finance Funds and general increased market exposure by association with the World Funds Trust. Based on the foregoing, the Board determined that Applied Finance’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

The Board did not identify any particular information that was most relevant to its consideration to approve the AF Advisory Agreement and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the AF Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the AF Advisory Agreement for another one-year period.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information - continued

MORNINGSTAR US SMALL CAP AND LARGE-MID CAP INDEXES

The Funds are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in equities generally or in the Funds in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Applied Finance Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2022 and held for the six months ended April 30, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratio	Expenses Paid During Period Ended 4/30/23*
Dividend Fund
Institutional Class Actual	$1,000.00	$1,016.78	0.99%	$4.95
Institutional Class Hypothetical**	$1,000.00	$1,019.89	0.99%	$4.96
Investor Class Actual	$1,000.00	$1,016.16	1.24%	$6.20
Investor Class Hypothetical**	$1,000.00	$1,018.65	1.24%	$6.21
Explorer Fund
Institutional Class Actual	$1,000.00	$995.94	0.83%	$4.11
Institutional Class Hypothetical**	$1,000.00	$1,020.68	0.83%	$4.16
Investor Class Actual	$1,000.00	$995.52	1.08%	$5.34
Investor Class Hypothetical**	$1,000.00	$1,019.44	1.08%	$5.41
Select Fund
Institutional Class Actual	$1,000.00	$1,022.03	0.75%	$3.76
Institutional Class Hypothetical**	$1,000.00	$1,021.08	0.75%	$3.76
Investor Class Actual	$1,000.00	$1,021.51	1.00%	$5.01
Investor Class Hypothetical**	$1,000.00	$1,019.84	1.00%	$5.01

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Important Disclosure Statements

The prospectuses of the Applied Finance Dividend Fund, the Applied Finance Explorers Fund and the Applied Finance Select Fund (the “Funds”) contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 800-673-0550 or click here. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Applied Finance Advisors, LLC (the “Advisor”) is the investment advisor for the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Funds’ total expenses. Had the Advisor not waived or reimbursed expenses of the Funds, the Funds’ performance would have been lower.

Investment Advisor:

Applied Finance Advisors, LLC

17806 IH 10, Suite 300

San Antonio, Texas 78257

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Custodian:

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St, Suite 2900

Philadelphia, Pennsylvania 19102-2529

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)      The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)      Not applicable.

(a)(3)      At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $54,000 for 2023 and $51,750 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2022.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,250 for 2023 and $7,500 for 2022. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2023 and $0 for 2022.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2022.

(h)             Not applicable.

(i)              Not applicable.

(j)              Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)             Schedule filed under Item 1 of the Form.

(b)            Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 30, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 30, 2023

* Print the name and title of each signing officer under his or her signature.